Revenues - Summary of Revenues (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	¥ 26,855,119	¥ 20,988,131	¥ 5,844,321
Vehicle Sales [Member]
Disaggregation of Revenue [Line Items]
Revenues	24,839,637	20,041,955	5,546,754
Services And Others [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 2,015,482	¥ 946,176	¥ 297,567